Note 2 - Cash and Balances Due from Banks (Details) - Cash and Balances Due from Banks - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Cash and Balances Due from Banks [Abstract]
Cash on Hand and Cash Items	$ 9,061,678	$ 9,974,663
Noninterest-Bearing Deposits with Other Banks	13,194,968	14,498,207
	$ 22,256,646	$ 24,472,870